6. OIL AND GAS PROPERTY INTERESTS (Details Narrative)	12 Months Ended
	Dec. 31, 2017 USD ($) ha Leases	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Number of Leases | Leases	56
Land Area (in hectares) | ha	58,368
Impairment of oil and gas property	$ 164,566		$ 7,831,570	$ 0
Oil and gas property	0		6,237,026	7,423,966
Stock issued for acquisition, value	0		867,443	0
Proceeds from sale of well	$ 42,502		$ 0	$ 0
Canada, Dollars
Proceeds from sale of well		$ 55,000
Peace River [Member]
Number of Leases | Leases	45
Land Area (in hectares) | ha	39,680
Oil and gas property	$ 1,138,823
Stock issued for acquisition, shares | shares			3,997,431
Consideration transferred			$ 271,380
Stock issued for acquisition, value			$ 867,443